SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 21. SUBSEQUENT EVENTS

On February 8, 2021, the Company, entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with an accredited investor, pursuant to which the Company issued and sold convertible notes with an aggregate principal amount of $1,660,000 to such investor.  The notes are part of an over-allotment option exercised by the Company in connection with the convertible note offering consummated on December 23, 2020 and reported on a Current Report on Form 8-K filed on December 30, 2020. In connection with the issuance of the notes, the holder received warrants to purchase shares of the Company’s common stock equal to 20% coverage of the aggregate principal amount at $0.56 per share. In the aggregate, this equals 592,858 shares of the Company’s common stock with a par value $0.001 per share. The notes will bear interest at an annual rate of 10% and will mature on February 8, 2024. The investor has the option to convert up to 50% of the outstanding unpaid principal and accrued interest of the notes into common stock at a variable price of 80% of the market price but no less than $0.65 per share and no more than $1.00 per share. The warrants are exercisable at an exercise price of $0.56 per warrant, subject to adjustment as provided in the warrants, at any time prior to the earlier of the maturity date and an acquisition (as defined in the warrants).